PERMANENT EQUITY AND TEMPORARY EQUITY - Common Stock Shares (FY) (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jan. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Common shares, shares issued (in shares)	3,293,136	3,295,908		0
Common shares, shares outstanding (in shares)	3,293,136	3,295,908		0
Class A common stock subject to possible redemption, issued (in shares)	20,356,864			0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Common shares, shares issued (in shares)	5,750,000	5,750,000		0
Common shares, shares outstanding (in shares)	5,750,000	5,750,000		0
Ratio to be applied to the stock in the conversion	20